Finance Income/(Costs), net - Schedule of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest income from financial assets	$ 22,669	$ 16,012	$ 5,799
Total finance income	22,669	16,012	5,799
Finance costs
Contractual interest expense on notes payable	(684)	(1,422)	(212)
Interest expense on other borrowings	0	(363)	(1,759)
Interest expense on lease liability	(1,295)	(1,544)	(1,982)
Gain on forgiveness of debt	273	0	0
Gain/(loss) on foreign currency exchange	(25)	(94)	14
Total finance costs – contractual	(1,731)	(3,424)	(3,939)
Gain/(loss) from changes in fair value of warrant liability	0	33	6,740
Gain/(loss) from changes in fair value of preferred shares	(8,108)	2,617	130,825
Gain/(loss) from changes in fair value of convertible debt	0	0	(502)
Total finance income/(costs) – fair value accounting	(8,108)	2,650	137,063
Total finance costs - non cash interest expense related to sale of future royalties	(8,058)	(10,159)	0
Net finance income/(costs)	$ 4,773	$ 5,078	$ 138,924